Marketable securities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securitie [Abstract]
WonderFi Technologies Inc.	$ 25,654	$ 25,654
Others	431	678
Total	$ 26,085	$ 26,332